Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (13,211)	$ 898	$ 1,769
Adjustments for:
Income tax expense	186	241	141
Non-cash interest expense	371	435	312
Allowance for credit loss on accounts receivable and contract assets	892	13	1,347
Depreciation of property and equipment	59	4	3
Non-cash lease expense	480
Share based compensation expenses	1,487
Changes in operating assets and liabilities
Change in inventories		231	(233)
Change in accounts receivable	7,096	3,684	(9,372)
Change in deposits, prepayments and other receivables and prepayment of equipment	(113)	(414)	3,994
Change in contract assets	5,282	(9,964)	(6,906)
Change in accounts payable	(998)	3,777	1,361
Change in accruals and other payables	977	(1,008)	1,908
Change in lease liabilities	(392)
Change in amounts due to a related company			2
Change in amounts due from (to) a shareholder	7	2
Change in contract liabilities	(341)	(3,031)	(53)
Net cash generated from (used in) operations	1,782	(5,132)	(5,727)
Income taxes paid (net of refunds)		18	(1,235)
Net cash flow generated from (used in) operating activities	1,782	(5,114)	(6,962)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(490)	(3)	(7)
Government grant received in respect of machinery acquired	235
Net cash flow used in investing activities	(255)	(3)	(7)
CASH FLOWS FROM FINANCING ACTIVITIES
Drawdown of bank borrowings		6,913	2,317
Repayment of bank borrowings		(9,218)
Drawdown of other borrowings	2,437	4,257
Repayment of other borrowings	(3,624)	(2,164)
Proceeds from loan due to a related company, net			4,885
Proceeds (repayment) from loan due to a shareholder, net	603	(1,048)
Proceeds from issuance of common stock, net of issuance costs		5,570
Net cash flow (used in) generated from financing activities	(584)	4,310	7,202
Net increase (decrease) in cash and cash equivalents	943	(807)	233
Cash and Cash equivalents at beginning of the year	749	1,613	1,258
Supplemental cash flow information:
Cash received for interest	1	4	8
Cash paid for interest	(21)	(114)	(10)
Net interest paid	(20)	(110)	(2)
Supplemental disclosure of non-cash financing activities:
Interest expense on loan due to a related company			312
Interest expense on loan due to a shareholder	298	351
Interest expense on other borrowings	73	84
Non-cash interest expense	371	435	312
Effect of foreign exchange	2	(57)	122
Cash and Cash equivalents at end of the year	$ 1,694	$ 749	$ 1,613